Long-term Investments - Cost Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Investments
New investments	$ 775,637	$ 428,790	$ 234,257
Cost Method
Long-term Investments
New investments	331,949	317,817	$ 180,854
Aggregated gains on disposal of cost method investments	159,500
Proceeds from disposal of the cost method investments	183,100
Cost Method | Didi and Kuaidi Taxi
Long-term Investments
New investments		142,000
Cost Method | Another private company
Long-term Investments
New investments	$ 120,000	$ 70,000